Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 9 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the financial statements date through the date that the unaudited condensed consolidated financial statements were available to be issued and determined that there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements, except as set out below.
On July 21, 2021, the Company filed the Proxy Statement with respect to the special meeting of stockholders to be held in connection with the previously announced business combination with AEye (see
Note 1) to approve the Merger Agreement and the other proposals set forth in the Proxy Statement. In addition, on July 21, 2021, the Company issued a press release announcing that the SEC declared effective the Form
S-4,
the Company has filed the Proxy Statement, the Company established July 12, 2021 as the record date for such special meeting of stockholders and that such special meeting of stockholders will be held on August 12, 2021 at 9:30 a.m. Eastern time.

Note 10 — Subsequent Events
On February 17, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among Meliora Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), and AEye, Inc., a Delaware corporation (“AEye”), a provider of high-performance, active LiDAR systems for vehicle autonomy, advanced driver assistance systems and robotic vehicle applications. Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, upon the closing of the transactions contemplated thereby (the “Closing”), Merger Sub will merge with and into AEye (the “Merger” and together with the other transactions contemplated by the Merger Agreement, the “Transactions”), whereby the separate corporate existence of Merger Sub will cease and AEye will be the surviving corporation of the Merger and become a wholly owned subsidiary of the Company. Contemporaneously with the execution of the Merger Agreement, the Company entered into separate Subscription Agreements (the “Subscription Agreements”) with a number of subscribers (each a “Subscriber”), including the Sponsor, pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers at the Closing, an aggregate of 22.5 million shares of Class A common stock, for a purchase price of $10.00 per share and an aggregate purchase price of $225 million (the “PIPE Investments”), with the Sponsor’s Subscription Agreement accounting for $9.5 million of such aggregate PIPE Investments (of which the Sponsor has assigned $4.5 million of its subscription to an unrelated third-party) The board of directors of each of AEye and the Company have unanimously approved the Transactions. The closing of the Transactions will require the approval of the stockholders of AEye and the Company, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. On April 30, 2021, the Company entered into Amendment No. 1 to the Merger Agreement with Merger Sub and AEye. In addition, on April 30, 2021, the Sponsor funded the amount needed to extend the Company’s time to consummate its initial business combination from May 17, 2021 to September 17, 2021.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued and determined that there have been no events that have occurred that would require adjustments to the disclosures in the financial statements, except for the events described above.